STATEMENTS OF OPERATIONS (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Weighted average number of common shares outstanding - basic	12,198,378	10,820,181	12,196,781	8,899,555
Weighted average number of common shares outstanding - diluted	12,198,378	10,820,181	12,196,781	8,899,555
Net loss per share, basic	$ (0.03)	$ (0.04)	$ (0.06)	$ (0.11)
Net loss per share, diluted	$ (0.03)	$ (0.04)	$ (0.06)	$ (0.11)